Stock-Based Compensation (Darden Stock Unit Activity) (Narrative) (Details) - Darden stock units - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 25, 2014
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Total stock unit liability	$ 46.1	$ 57.3
Unrecognized compensation cost related to unvested stock options granted	$ 34.0
Unrecognized compensation cost, period of recognition, in years (years)	3 years
Fair market value on grant date	$ 21.5
Other Current Liabilities
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Current stock unit liability	16.2	32.8
Other Liabilities
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Noncurrent stock unit liability	$ 29.9	$ 24.5